Note Payable – Bank (Details Narrative) - Ci2i Services, INC [Member] - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2017	Jun. 30, 2016	Dec. 31, 2016	Dec. 31, 2015
Interest expense	$ 1,421	$ 1,912	$ 3,823	$ 3,782
Repayment of note payable bank	21,000
Note payable bank	54,000
Wells Fargo Bank [Member]
Line of credit	$ 75,000		$ 75,000
Line of credit interest rate	4.50%		4.50%